Segment Reporting	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Reporting
3 Segment Reporting
An operating segment is defined as a unit of an entity that engages in business activities from which it can earn revenues and incur expenses and whose operating results are regularly reviewed by the entity’s chief operating decision-maker, the Management Board, and for which discrete financial information is available.

Segment information is provided for the Group’s operating segments based on the Group’s management and internal reporting structures. The segment results and segment assets include items that can be either directly attributed to the individual segment or allocated to the segments on a reasonable basis.
The Management Board evaluates a segment’s economic success using selected key figures so that all relevant income and expenses are included. EBIT, which the Company defines as earnings before finance income, finance expenses, income from impairment reversals/expenses from impairment losses on financial assets and income taxes, is the key benchmark for measuring and evaluating the operating results. Refer to the table in Note 3.3 for a reconciliation of EBIT to net income as well as to the table in Note 5.3 for a breakdown of finance income and expenses. Other key internal reporting figures include revenues, operating expenses, segment results and the liquidity position.
Starting in first quarter of 2021, MorphoSys will no longer present the previous segment information for the Proprietary Development and Partnered Discovery segment to the Company’s chief operating-decision maker, the Management Board. Internal reporting will only focus on the Groups key value drivers, which are product sales, further market approvals of tafasitamab and royalties. The previous segment reporting will be made for external reporting purposes for the last time as of December 31, 2020. The future reporting will only include the consolidated statement of profit or loss and there will no longer be any segment reporting.

3.1	PROPRIETARY DEVELOPMENT
The Proprietary Development segment comprises all activities related to the proprietary development of therapeutic antibodies. Currently, this segment’s activities comprise a total of eleven antibody programs, with tafasitamab representing the Company’s most advanced proprietary clinical program. Also included are the antibody felzartamab (MOR202), which was partially out-licensed
to
I-Mab
and the proprietary program otilimab, which was
out-licensed
to GlaxoSmithKline (GSK) in 2013. The partially or completely out-licensed
programs have been part of the Proprietary Development segment since the beginning of their development and will therefore continue to be reported in this segment. MorphoSys is also pursuing other early-stage proprietary development and co-development
programs. One other program is in preclinical development and a further six programs are in drug discovery. The Proprietary Development segment also manages the development of proprietary technologies

3.2	PARTNERED DISCOVERY
MorphoSys’s technology for generating therapeutics is based on human antibodies. The Group markets this technology commercially through its partnerships with numerous pharmaceutical and biotechnology companies. The Partnered Discovery segment encompasses all operating activities relating to these commercial agreements.

3.3	CROSS-SEGMENT INFORMATION
The information on segment assets is based on the assets’ respective locations.

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’ €)	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
External Revenues	278,630	34,286	53,610	49,068	37,469	22,832	0	0	0	327,698	71,755	76,442
Operating Expenses	(265,159)	(143,459)	(107,019)	(11,643)	(10,671)	(9,516)	(32,945)	(25,723)	(19,969)	(309,747)	(179,853)	(136,504)
Segment Result	13,471	(109,173)	(53,409)	37,425	26,798	13,316	(32,945)	(25,723)	(19,969)	17,951	(108,098)	(60,062)
Other Income	9,386	125	159	0	0	0	5,199	680	1,486	14,585	805	1,645
Other Expenses	0	(19)	0	0	0	0	(5,175)	(608)	(689)	(5,175)	(627)	(689)
Segment EBIT	22,857	(109,067)	(53,250)	37,425	26,798	13,316	(32,921)	(25,651)	(19,172)	27,361	(107,920)	(59,106)
Finance Income	81,995	0	0	0	0	0	10,052	0	0	92,047	2,799	418
Finance Expenses	(45,443)	0	0	0	0	0	(50,771)	0	0	(96,214)	(2,272)	(754)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets										(702)	872	(1,035)
Earnings before Taxes										22,492	(106,521)	(60,477)
Income Tax Benefit / (Expenses)										75,399	3,506	4,305
Consolidated Net Profit / (Loss)										97,891	(103,01 5)	(56,172)
Current Assets	138,515	12,155	15,842	13,965	11,078	7,114	1,054,336	280,460	365,949	1,206,816	303,693	388,905
Non-current Assets	103,747	72,928	42,041	7,166	11,851	6,288	341,784	107,967	101,530	452,697	192,746	149,859
Total Segment Assets	242,262	85,083	57,883	21,131	22,929	13,402	1,396,120	388,427	467,479	1,659,513	496,439	538,764
Current Liabilities	102,177	36,176	32,167	7,363	2,877	1,471	90,919	22,505	12,285	200,459	61,558	45,923
Non-current Liabilities	544,761	27,775	3,291	4,517	5,771	158	288,454	6,633	1,019	837,732	40,179	4,468
Stockholders’ Equity	0	0	0	0	0	0	621,322	394,702	488,373	621,322	394,702	488,373

Total Segment Liabilities and Equity	646,938	63,951	35,458	11,880	8,648	1,629	1,000,695	423,840	501,677	1,659,513	496,439	538,764

Capital Expenditure	48,260	2,830	1,319	429	625	879	526	207	268	49,215	3,662	2,466
Depreciation and Amortization	3,201	1,718	1,903	1,104	1,385	1,429	425	355	418	4,730	3,458	3,750
The segment result is defined as the segment’s revenue, less the segment’s operating expenses. The unallocated operating expenses of € 32.9 million (2019: € 25.7 million; 2018: € 20.0 million) included primarily expenses for central administrative functions that are not allocated to one of the two segments. Finance income, finance expense and income tax, except for the effects from the collaboration and license agreement with Incyte, are also not allocated to the segments as they are managed on a Group basis. Unallocated segment assets and liabilities have the same background as unallocated operating expenses. In the 2020 financial year, impairments totaling € 13.9 million were recognized in the Proprietary Development segment and € 2.1 million in the Partnered Discovery segment on property, plant and equipment as well as intangible assets (2019: impairments of € 1.6 million in the Proprietary Development segment; 2018: impairments of € 19.2 million in the Proprietary Development segment).
The Group’s key customers are allocated to both the Proprietary Development and the Partnered Discovery segments. As of December 31, 2020, the single most important customer represented accounts receivable with a carrying amount of € 50.1 million (December 31, 2019: € 8.0 million). The largest customer for the Group accounted for revenues in 2020 of € 255.8 million, the second-largest for € 44.7 million, and the third-largest for € 4.1 million. The largest and third-largest customer in 2020 were allocated to the Proprietary Development segment and the second-largest customer to the Partnered Discovery segment.
In 2019, the largest customer for the Group accounted for revenues of € 32.3 million, the second-largest for € 22.0 million, and the third-largest for € 9.4 million. The largest customer was allocated to the Partnered Discovery segment and the second-largest and third-largest customers to the Proprietary Development segment.

In 2018, € 49.5 million of the Group’s total revenues came from the largest customer, € 19.0 million from the second-largest customer, and € 3.9 million from the third-largest customer. The largest and third-largest customers were allocated to the Proprietary Development segment and the second-largest customer to the Partnered Discovery segment.
The following overview shows the Group’s regional distribution of revenue:

in 000’ €	2020	2019	2018
Germany	0	145	309
Europe and Asia	8,640	39,322	56,784
USA and Canada	319,058	32,288	19,350

Total	327,698	71,755	76,443

The following overview shows the timing of the satisfaction of performance obligations:

	Proprietary Development			Partnered Discovery
in 000’ €	2020	2019	2018	2020	2019	2018
At a Point in Time thereof performance obligations fulfilled in previous periods: in Proprietary Development € 0.8 million in 2020, € 29.1 million in 2019 and € 0 in 2018 and in Partnered Discovery € 46.2 million in 2020, € 32.9 million in 2019 and € 19.0 million in 2019	278,630	34,286	53,610	48,808	36,984	22,268
Over Time	0	0	0	260	485	564

Total	278,630	34,286	53,610	49,068	37,469	22,832

A total of € 311.6 million (December 31, 2019: € 175.8 million) of the Group’s non-current
assets, excluding deferred tax assets, are located in Germany and € 8.3 million in the USA (December 31, 2019: € 4.4 million). In the Netherlands, there were no non-current
assets as of December 31, 2020 due the sale of the Lanthio entities (December 31, 2019: € 12.5 million). Of the Group’s investments, € 47.6 million (December 31, 2019: € 2.3 million) were made in Germany, € 1.6 million (December 31, 2019: € 1.3 million) in the USA and less than € 0.1 million (December 31, 2019: less than € 0.1 million) in the Netherlands. In accordance with internal definitions, investments solely include additions to property, plant and equipment and intangible assets not related to leases and business combinations.